Loans and Borrowings	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Loans and Borrowings

In September 2012, November 2012 and June 2013 the Company received loan proceeds of $75,000, $25,000 and $10,000 respectively (totalling $110,000), from an unrelated third party. The loan is unsecured, and had no stated interest rate. $75,000 of these funds received was used to pay aged outstanding accounts payable in December 2012. During November 2013, the Company entered into a debt settlement agreement with this unrelated third party in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished $110,000, for a total of 110,000,000 shares at a price of $0.001 per share.

During November 2013, Ross Doyle loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 10% (November 30, 2012: Nil). The loan was subsequently debt settled during the quarter ended February 28, 2014.

During March 2014, the Company received loan proceeds of $300,000, from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd upon the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014. The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31 2014. Of the total $300,000 loan proceeds, the full $300,000 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo, with the majority being license fees.

During June 2014, the Company received loan proceeds of $466,027 (AUD $500,000), from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd after the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014. The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31, 2014. Of the total $466,027 loan proceeds, $96,027 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo.

During July 2014, the Company received loan proceeds of $80,000 from Burey Gold Ltd. The loan is unsecured and had no stated interest rate. The loan was assigned to Burey Gold Ltd upon successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014.

During July 2014, Coresco loaned the Company $44,000, with no specified interest or due date. The parties may agree to settle the borrowing through repayment or issuance of equity. In August 2014, the Company repaid $9,000 of the loan and $35,000 is outstanding at August 31, 2014. During the quarter ended 30 November 2014 the balance of $35,000 was repaid in full.

In September 2012, November 2012 and June 2013 the Company received loan proceeds of $75,000, $25,000 and $10,000 respectively (totalling $110,000), from an unrelated third party.  The loan is unsecured, and had no stated interest rate.   $75,000 of these funds received was used to pay aged outstanding accounts payable in December 2012.  During November 2013, the Company entered into a debt settlement agreement with this unrelated third party in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share.  As a result, the Company extinguished $110,000, for a total of 110,000,000 shares at a price of $0.001 per share.

During November 2013, Ross Doyle loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 10% (November 30, 2012: Nil).  The loan was subsequently debt settled during the quarter ended February 28, 2014.

During March 2014, the Company received loan proceeds of $300,000, from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd upon the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014. The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31 2014. Of the total $300,000 loan proceeds, the full $300,000 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo, with the majority being license fees.

During June 2014, the Company received loan proceeds of $466,027 (AUD $500,000), from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd after the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014.  The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31, 2014.  Of the total $466,027 loan proceeds, $96,027 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo.

During July 2014, the Company received loan proceeds of $80,000 from Burey Gold Ltd. The loan is unsecured and had no stated interest rate. The loan was assigned to Burey Gold Ltd. upon successful conclusion of the transaction with Burey Gold Ltd. consummated on August 12, 2014.